Discontinued Operations and Assets Held for Sale - Components of Income of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other expense
Total	$ (1,494)	$ (3,593)
CoSense, NFI and Serenz [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product revenue	62	735
Cost of product revenue	32	820
Gross profit (loss)	30	(85)
Expenses
Research and development	1,106	2,427
Sales and marketing	25	218
General and administrative	393	669
Total expenses	1,524	3,314
Operating loss	(1,494)	(3,399)
Other expense
Loss on sale of assets		(186)
Other expense		(8)
Total other expense		(194)
Total	$ (1,494)	$ (3,593)